Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Polomar Health Services, Inc.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	32866 US Hwy. 19 N
Entity Address, City or Town	Palm Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34684
City Area Code	(727)
Local Phone Number	425-7575
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	32866 US Hwy. 19 N
Entity Address, City or Town	Palm Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34684
City Area Code	(727)
Local Phone Number	425-7575
Contact Personnel Name	Terrence M. Tierney